S000001577 [Member] Expense Example - Moderate Strategy Fund	Oct. 31, 2025 USD ($)
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 131
Expense Example, with Redemption, 3 Years	477
Expense Example, with Redemption, 5 Years	846
Expense Example, with Redemption, 10 Years	1,884
Class M
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	319
Expense Example, with Redemption, 5 Years	579
Expense Example, with Redemption, 10 Years	1,321
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	675
Expense Example, with Redemption, 3 Years	951
Expense Example, with Redemption, 5 Years	1,248
Expense Example, with Redemption, 10 Years	2,090
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	182
Expense Example, with Redemption, 3 Years	630
Expense Example, with Redemption, 5 Years	1,105
Expense Example, with Redemption, 10 Years	2,416
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	329
Expense Example, with Redemption, 5 Years	588
Expense Example, with Redemption, 10 Years	1,330
Class R1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	321
Expense Example, with Redemption, 5 Years	581
Expense Example, with Redemption, 10 Years	$ 1,323